Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Stock Building Supply Holdings, Inc.
Entity Central Index Key	0001574815
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		26,112,007